Significant Accounting Policies (Details) - USD ($)				6 Months Ended
	Jun. 27, 2023	May 26, 2023	Apr. 17, 2023	Dec. 31, 2023	Oct. 06, 2023
Significant Accounting Policies [Line Items]
Trade receivables expected year term				1 year
Trade payables expected year term				1 year
Cash consideration (in Dollars)	$ 1	$ 1	$ 1
ARB Logistic Technologies Sdn [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage					100.00%
ARB Synergy Sdn. Bhd [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage	100.00%		100.00%
Ordinary shares (in Shares)			1
ARB Distribution Sdn [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage		10.00%
Ordinary shares (in Shares)		10
ARB Distribution Sdn. Bhd [Member]
Significant Accounting Policies [Line Items]
Equity interest percentage		51.00%